Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Genmed Holding Corp
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Central Index Key	0001061688
Entity Common Stock, Shares Outstanding	173,813,461
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 5,808,373